Consolidated Statements of Operation	12 Months Ended
Dec. 31, 2017
Disclosure Of Consolidated Statements Of Operations [Abstract]
Consolidated Statements of Operations
Note 21. Consolidated Statements of Operations
Revenues
The Group’s gross revenues comprised:
Years ended December 31:	2017	2016	2015
Merchant banking products and services	$249,581	$1,078,745	$1,580,935
Interest	973	3,056	4,237
Dividends	—	6	7
Other	23,481	49,850	43,921
Gross revenues	$274,035	$1,131,657	$1,629,100

The revenues of  $249,581 from merchant banking products and services for the year ended December 31, 2017 comprised metals of  $143,572, plastics of  $98, steel products of  $23,898, minerals, chemicals and alloys of  $57,768, natural gas of  $8,931, royalties of  $8,868, power and electricity of  $4,215 and fees of $2,231.
Expenses
The Group’s costs of sales and services comprised:
Years Ended December 31:	2017	2016	2015
Merchant banking products and services	$223,049	$1,027,627	$1,512,970
Credit losses on loans and receivables and guarantees, net of recoveries	23,923*	17,023*	54,540
Market value (increase) decrease on commodity inventories	(400)	4,273	1,910
(Gain) loss on derivative contracts, net	(1,934)	521	(2,913)
Loss on securities, net	619	116	84
Dispositions of subsidiaries	10,219	(2,585)	—
Write-offs of payables	(3,779)	—	—
Other	11,889	14,077	7,277
Total costs of sales and services	$263,586	$1,061,052	$1,573,868

*          Includes credit losses of  $8,585 on receivables due from a former consolidated entity in the year ended December 31, 2017 (2016: $11,296).

The Group’s revenues include the revenues of the metals processing acquisition from October 1, 2017 and MFC Merchant Bank Ltd. from February 1, 2016 in its merchant banking segment.
In December 2016, the Group disposed of certain non-core commodities subsidiaries. Effective January 31, 2017, the Group completed the sale of a non-core commodities trading subsidiary which focused on Latin America. Effective October 1, 2017, the Group disposed of certain subsidiaries, including certain commodities trading subsidiaries in Europe.
During the year ended December 31, 2017, the Group recognized $5,619 for the underpayment of resource property royalties from prior years, which was included in revenues from merchant banking products and services.
During the year ended December 31, 2017, the disposition of subsidiaries resulted in a reclassification of cumulative currency translation adjustment gain of  $11,306 from accumulated other comprehensive income within equity to profit or loss.
The Group included the following items in costs of sales and services:
Years ended December 31:	2017	2016	2015
Inventories as costs of goods sold (including depreciation, amortization and depletion expenses allocated to costs of goods sold)	$206,644	$974,497	$1,464,925
Additional information on the nature of expenses incurred in continuing operations
Years Ended December 31:	2017	2016	2015
Depreciation, amortization and depletion	$6,732	$11,951	$6,450
Employee benefits expenses	21,016	31,890	37,951